OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of Other Income (Expenses), Net
	Year ended December 31,
	2025	2024	2023
Interest expense to related parties	$-	$-	$(21)
Interest expense and other bank charges	(1,302)	(750)	(471)
Interest expense to tax authorities	(687)	(940)	(1,182)
Interest income	2,385	3,079	2,227
Foreign currency gain (loss)	175	(74)	362
Gain from sale of investments	-	-	707
Other income (expense)	6	112	(38)
Total other income, net	$577	$1,427	$1,584